Supplement to Accumulation Life(R)Prospectus
                         Supplement dated April 30, 2004
                         Prospectus dated April 30, 1998

The disclosure set forth below replaces the information  under the heading "Fund
Expenses" found in the prospectus and any other prior supplements.
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                                              SAFECO SEPARATE ACCOUNT SL EXPENSE TABLE
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.
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In addition, we have Fund Participation Agreements with fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund. Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor that is not deducted from the portfolio's assets.

                                                                                                          Net Total
                                                                                                           Annual
                                                                                                          Portfolio
                                                                                                          Operating
           PORTFOLIO EXPENSES                                               Total       Contractual       Expenses
 (as a percentage of average net assets)                                   Annual     Expense Waiver     (After any
                                            Management        Other       Portfolio         or          reimbursement
                                               Fees         Expenses      Expenses     Reimbursement     and waiver
                                                                                                         agreements)
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Safeco RST Core Equity Portfolio               0.74%          0.06%         0.80%            -              0.80%
Safeco RST Growth Opportunities Portfolio      0.74%          0.06%         0.80%            -              0.80%
Safeco RST Multi-Cap Growth Portfolio          0.74%          0.14%         0.88%            -              0.88%
Safeco RST Bond Portfolio                      0.74%          0.12%         0.86%            -              0.86%

(Initial Class shares only)
Fidelity VIP Money Market Portfolio            0.20%          0.09%         0.29%            -              0.29%
Fidelity VIP High Income Portfolio             0.58%          0.11%         0.69%            -              0.69%
Fidelity VIP Equity Income Portfolio           0.48%          0.09%         0.57%            -              0.57%
Fidelity VIP Growth Portfolio                  0.58%          0.09%         0.67%            -              0.67%
Fidelity VIP Overseas Portfolio                0.73%          0.17%         0.90%            -              0.90%
Fidelity VIP Investment Grade Bond             0.43%          0.11%         0.54%            -              0.54%
Portfolio
Fidelity VIP Asset Manager SM Portfolio        0.53%          0.10%         0.63%                           0.63%
Fidelity VIP  Index 500 Portfolio              0.24%          0.10%         0.34%     0.06%(1)              0.28%
Fidelity VIP  Asset Manager: Growth            0.58%          0.15%         0.73%            -              0.73%
Portfolio
Fidelity VIP  Contrafund(R)Portfolio            0.58%          0.09%         0.67%            -              0.67%

ING VP  Natural Resources Trust                1.00%         0.61%(2)        1.61%            -              1.61%
ING VP  Emerging Markets Fund                  0.85%         1.73%(2)        2.58%     0.08%(3)              2.50%

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The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.


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1    The fund's  manager has  voluntarily  agreed to reimburse  the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expense) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

2 ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


3 ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 5, 2004. The expense limit is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC, or upon termination of the investment management agreement.

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Explanation of Expense Table

The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements. Although we have chosen not to update Appendix B or C here, they still generally show how expenses and charges affect your contract value.

                         The disclosure set forth below
                       replaces the information under the
                        section titled SAFECO on Page 5:

SAFECO Life Insurance Company ("SAFECO") is a stock life insurance company which was organized under the laws of the State of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office address of SAFECO is 5069 154th Place NE, Redmond, WA 98052. The address of the Administrative Office is P.O. Box 34690 Seattle, WA 98124-1690. The phone number is 1-800-472-3326. All requests should be directed to the Administrative Office. All premium payments should be directed to the Billing Center address, P.O. Box 34815, Seattle, WA 98124. For overnight mail, please use the home office address.

                     The disclosure set forth below replaces
                the information under the first paragraph of the
                 section titled SUBSEQUENT PREMIUMS on Page 10.

Additional premiums may be paid at any time at our Billing Center at P.O. Box 34815, Seattle, WA 98124, while the Policy is in force and before the Final Policy Date. These premiums must be in the form of a check or money order payable to SAFECO Life. Such premiums may be in any amount subject to the limits described below.

                   The disclosure set forth below replaces the
                      information under the Section titled
                      TRANSFERS AMONG INVESTMENT OPTIONS on
                                    Page 16.

All such requests must be in writing (or by telephone request, if authorized) to the Administrative Office. A transfer will take effect on the next close of the NYSE after we receive the request at our Administrative Office. Transfers requested from the Guaranteed Interest Division will be made as of the Policy Anniversary following the date the request is received by SAFECO at our Administrative Office. Any transfer request received at our Billing Center, will delay processing for two business days.